Income Taxes (Details) - USD ($) $ in Millions	Mar. 31, 2023	Mar. 31, 2022
Domestic Tax Authority
Investments, Owned, Federal Income Tax Note [Line Items]
Net operating loss carryforwards	$ 4.7	$ 4.7